RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified												12 Months Ended					12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2013 Retail note receivables	Dec. 31, 2012 Retail note receivables	Dec. 31, 2011 Retail note receivables	Dec. 31, 2012 Retail note receivables Minimum	Dec. 31, 2012 Retail note receivables Maximum	Sep. 30, 2013 Wholesale receivables	Dec. 31, 2012 Wholesale receivables	Dec. 31, 2011 Wholesale receivables	Dec. 31, 2012 Wholesale receivables Maximum	Sep. 30, 2013 Finance lease receivables	Dec. 31, 2012 Finance lease receivables	Dec. 31, 2011 Finance lease receivables	Sep. 30, 2013 Restricted receivables	Dec. 31, 2012 Restricted receivables	Dec. 31, 2011 Restricted receivables	Sep. 30, 2013 Commercial revolving account receivables	Dec. 31, 2012 Commercial revolving account receivables	Dec. 31, 2011 Commercial revolving account receivables
Receivables
Gross receivables	$ 12,763,381		$ 10,854,596			$ 9,521,410			$ 829,816	$ 903,644	$ 731,807			$ 511,233	$ 88,763	$ 87,600		$ 57,524	$ 62,615	$ 53,391	$ 11,077,753	$ 9,573,535	$ 8,566,514	$ 287,055	$ 226,039	$ 82,098
Less: Unearned finance charges						(28,188)
Less: Allowance for credit losses	(109,252)	(109,419)	(122,320)	(98,351)	(89,086)	(106,673)	(118,730)	(132,271)
Total receivables, net	12,654,129		10,732,276			9,386,549
Restricted Receivables	11,077,753		9,573,535			8,566,514			7,259,999	6,376,211	5,454,279			3,807,735	3,176,410	2,884,516		10,019	20,914	47,000						180,719
Off-Book Receivables	18,474		47,367			108,476			18,474	47,367	108,476
Retained Interests	2,769		9,271			17,289			2,769	9,271	17,289
Stated original maturities												2 years	6 years				24 months
Interest-free periods																	12 months
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
2013			5,651,523
2014			1,708,870
2015			1,452,937
2016			1,120,601
2017 and thereafter			920,665
Total Receivables	$ 12,763,381		$ 10,854,596	$ 11,185,137		$ 9,493,222